Cover Page	Nov. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	Perrigo Company plc
Entity File Number	001-36353
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	The Sharp Building,
Entity Address, Address Line Two	Hogan Place,
Entity Address, City or Town	Dublin 2,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
Country Region	353
City Area Code	1
Local Phone Number	7094000
Title of 12(b) Security	Ordinary shares
Trading Symbol	PRGO
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001585364
Amendment Flag	false